CONSOLIDATED STATEMENT OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Interest and fees on loans	$ 20,027	$ 22,584	$ 23,243
Investment securities
Taxable	4,836	4,115	4,192
Exempt from federal income tax	998	1,096	1,133
Federal funds sold	152	219	78
Total interest income	26,013	28,014	28,646
INTEREST EXPENSE
Deposits	4,129	5,640	6,877
Other borrowings	269	338	303
Total interest expense	4,398	5,978	7,180
NET INTEREST INCOME	21,615	22,036	21,466
Provision for loan losses	1,229	1,700	3,595
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	20,386	20,336	17,871
NON-INTEREST INCOME
Service charges on deposits	3,397	3,127	3,005
Other	777	757	736
Gain on sale of assets	257	254	238
Total non-interest income	4,431	4,138	3,979
NON-INTEREST EXPENSES
Compensation and employee benefits	9,193	9,394	9,197
Provision for other real estate owned losses	816	473	1,167
Occupancy and equipment	1,462	1,697	1,727
Data processing	1,771	1,645	1,316
B&O tax expense	423	409	379
Consulting and professional fees	405	398	390
Loan collection and OREO expenses	727	514	583
Advertising	808	708	643
Deposit Insurance	725	947	1,218
Other	1,821	1,650	1,878
Total non-interest expenses	18,151	17,835	18,498
INCOME BEFORE PROVISION FOR INCOME TAX	6,666	6,639	3,352
PROVISION (BENEFIT) FOR INCOME TAX
Current	735	1,569	1,221
Deferred	428	(394)	(1,176)
Total provision for income tax	1,163	1,175	45
NET INCOME	$ 5,503	$ 5,464	$ 3,307
BASIC EARNINGS PER SHARE (in dollars per share)	$ 9.39	$ 9.31	$ 5.64
DILUTED EARNINGS PER SHARE (in dollars per share)	$ 9.38	$ 9.29	$ 5.60
DIVIDENDS DECLARED PER SHARE (in dollars per share)	$ 4.25	$ 4.00	$ 3.50